Buffalo Flexible Income Fund
Schedule of Investments
December 31, 2019 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 91.83%
	Communication Services - 6.32%
	Diversified Telecommunication Services - 4.58%
312,500	AT&T, Inc.	$12,212,500
240,000	Verizon Communications, Inc.	14,736,000
		26,948,500
	Entertainment - 1.74%
498,000	Lions Gate Entertainment Corp. - Class A (a)(b)	5,308,680
498,000	Lions Gate Entertainment Corp. - Class B (a)(b)	4,945,140
		10,253,820
	Total Communication Services (Cost $48,516,470)	37,202,320

	Consumer Staples - 19.31%
	Beverages - 5.15%
275,000	The Coca Cola Co. (c)	15,221,250
50,000	Keurig Dr Pepper, Inc.	1,447,500
100,000	PepsiCo, Inc.	13,667,000
		30,335,750
	Food & Staples Retailing - 3.94%
50,000	Costco Wholesale Corp.	14,696,000
100,000	Sysco Corp.	8,554,000
		23,250,000
	Food Products - 3.03%
200,500	B&G Foods, Inc.	3,594,965
199,900	General Mills, Inc.	10,706,644
51,500	Kellogg Co.	3,561,740
		17,863,349
	Household Products - 7.19%
95,000	The Clorox Co. (c)	14,586,300
25,000	Colgate-Palmolive Co.	1,721,000
71,200	Kimberly-Clark Corp.	9,793,560
130,000	The Procter & Gamble Co. (c)	16,237,000
		42,337,860
	Total Consumer Staples (Cost $57,227,268)	113,786,959

	Energy - 24.74%
	Energy Equipment & Services - 2.91%
93,500	Helmerich & Payne, Inc.	4,247,705
321,000	Schlumberger Ltd. (b)	12,904,200
		17,151,905
	Oil, Gas & Consumable Fuels - 21.83%
450,800	Apache Corp.	11,535,972
365,000	BP PLC - ADR (b)	13,775,100
150,000	Chevron Corp. (c)	18,076,500
220,000	ConocoPhillips (c)	14,306,600
140,000	Delek Logistics Partners LP	4,474,400
150,000	Exxon Mobil Corp.	10,467,000
195,000	Hess Corp.	13,027,950
250,000	HollyFrontier Corp. (c)	12,677,500
500,000	Kinder Morgan, Inc.	10,585,000
89,000	Marathon Petroleum Corp.	5,362,250
22,500	Phillips 66	2,506,725
200,000	Royal Dutch Shell PLC. - Class A - ADR (b)	11,796,000
		128,590,997
	Total Energy (Cost $129,434,917)	145,742,902

	Financials - 6.25%
	Banks - 2.73%
35,000	Citizens Financial Group, Inc.	1,421,350
260,000	Truist Financial Corp.	14,643,200
		16,064,550
	Insurance - 3.52%
100,000	The Allstate Corp.	11,245,000
100,000	Arthur J. Gallagher & Co.	9,523,000
		20,768,000
	Total Financials (Cost $17,847,754)	36,832,550

	Health Care - 12.83%
	Biotechnology - 0.37%
33,500	Gilead Sciences, Inc.	2,176,830

	Health Care Equipment & Supplies - 2.60%
80,000	Abbott Laboratories	6,948,800
100,000	Baxter International, Inc.	8,362,000
		15,310,800
	Pharmaceuticals - 9.86%
25,800	Bristol-Myers Squibb Co.	1,656,102
75,000	Eli Lilly & Co.	9,857,250
270,000	GlaxoSmithKline PLC - ADR (b)	12,687,300
110,000	Johnson & Johnson (c)	16,045,700
80,000	Merck & Co., Inc.	7,276,000
270,000	Pfizer Inc.	10,578,600
		58,100,952
	Total Health Care (Cost $38,340,040)	75,588,582

	Industrials - 7.86%
	Aerospace & Defense - 3.87%
70,000	The Boeing Co.	22,803,200

	Commercial Services & Supplies - 2.98%
965,000	Pitney Bowes Inc.	3,888,950
120,000	Waste Management, Inc.	13,675,200
		17,564,150
	Electrical Equipment - 1.01%
230,000	ABB Ltd. - ADR (b)	5,540,700
5,300	Emerson Electric Co.	404,178
		5,944,878
	Total Industrials (Cost $21,264,430)	46,312,228

	Information Technology - 12.51%
	Communications Equipment - 1.63%
200,000	Cisco Systems, Inc.	9,592,000

	IT Services - 1.36%
60,000	International Business Machines Corp.	8,042,400

	Semiconductors & Semiconductor Equipment - 4.70%
300,000	Intel Corp. (c)	17,955,000
110,000	QUALCOMM, Inc.	9,705,300
		27,660,300
	Software - 4.82%
180,000	Microsoft Corp.	28,386,000
	Total Information Technology (Cost $28,550,767)	73,680,700

	Materials - 2.01%
	Chemicals - 1.51%
56,666	Corteva, Inc.	1,675,047
65,500	Dow Inc.	3,584,815
56,666	DuPont de Nemours Inc.	3,637,957
		8,897,819
	Metals & Mining - 0.50%
50,000	Rio Tinto PLC - ADR (b)	2,968,000
	Total Materials (Cost $7,379,571)	11,865,819

	TOTAL COMMON STOCKS (Cost $348,561,217)	541,012,060

	REAL ESTATE INVESTMENT TRUST (REITS) - 2.58%
	Real Estate - 2.58%
85,300	Digital Realty Trust, Inc.	10,213,822
165,000	Weyerhaeuser Co.	4,983,000
	Total Real Estate (Cost $9,682,038)	15,196,822

	TOTAL REITS (Cost $9,682,038)	15,196,822

	CONVERTIBLE BONDS - 2.25%
	Health Care - 0.86%
	Biotechnology - 0.86%
	The Medicines Co.
2,000,000	2.500%, 01/15/2022	5,063,970
	Total Health Care (Cost $2,042,466)	5,063,970

	Information Technology - 1.39%
	Software - 1.39%
	Nuance Communications, Inc.
7,725,000	1.500%, 11/01/2035	8,180,275
	Total Information Technology (Cost $7,517,671)	8,180,275

	TOTAL CONVERTIBLE BONDS (Cost $9,560,137)	13,244,245

	CORPORATE BONDS - 1.66%
	Communication Services - 0.77%
	Diversified Telecommunication Services - 0.77%
	Consolidated Communications, Inc.
5,000,000	6.500%, 10/01/2022	4,537,500
	Total Communication Services (Cost $4,956,500)	4,537,500

	Consumer Discretionary - 0.43%
	Leisure Products - 0.43%
	Brunswick Corp.
2,200,000	7.375%, 09/01/2023	2,507,272
	Total Consumer Discretionary (Cost $2,133,461)	2,507,272

	Energy - 0.01%
	Oil, Gas & Consumable Fuels - 0.01%
	Approach Resources, Inc.
1,420,000	7.000%, 06/15/2021	42,600
	Total Energy (Cost $1,420,000)	42,600

	Financials - 0.45%
	Diversified Financial Services - 0.45%
	Everi Payments, Inc.
2,500,000	7.500%, 12/15/2025 (d)	2,682,287
	Total Financials (Cost $2,500,000)	2,682,287

	TOTAL CORPORATE BONDS (Cost $11,009,961)	9,769,659

	SHORT TERM INVESTMENTS - 1.81%
	Investment Company - 1.81%
10,666,161	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.47% (e)	10,666,161
	Total Investment Company	10,666,161

	TOTAL SHORT TERM INVESTMENTS (Cost $10,666,161)	10,666,161

	Total Investments (Cost ($389,479,514) - 100.13%	589,888,947
	Liabilities in Excess of Other Assets - (0.13)%	(772,675)
	TOTAL NET ASSETS - 100.00%	$589,116,272

ADR	American Depositary Receipt
(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $69,884,920 (11.86% of net assets) at December 31, 2019.
(c)	A portion of these investments are segregated as collateral for open written option contracts.
(d)	144A Securities. The total value of this security is $2,682,287 (0.45% of net assets) at December 31, 2019.
(e)	The rate quoted is the annualized seven-day effective yield as of December 31, 2019.
*	See the accompanying Notes regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of this Schedule of Investments

Buffalo Flexible Income Fund
Schedule of Options Written
December 31, 2019 (Unaudited)
		$ Notional
Contracts		Amount	$ Value
	CALL OPTIONS

	BB&T Corp.
200	Expiration: January 2020, Exercise Price: $57.50	2,252,800	12,400
	Chevron Corp.
100	Expiration: February 2020, Exercise Price: $125.00	1,205,100	12,100
	The Clorox Co.
250	Expiration: April 2020, Exercise Price: $170.00	3,838,500	23,125
	The Coca Cola Co.
500	Expiration: February 2020, Exercise Price: $57.50	2,767,500	21,500
	ConocoPhillips
450	Expiration: February 2020, Exercise Price: $70.00	2,926,350	33,300
	HollyFrontier Corp.
300	Expiration: March 2020, Exercise Price: $60.00	1,521,300	10,500
	Intel Corp.
500	Expiration: February 2020, Exercise Price: $65.00	2,992,500	25,000
	Johnson & Johnson
100	Expiration: February 2020, Exercise Price: $155.00	1,458,700	6,000
	The Procter & Gamble Co.
200	Expiration: February 2020, Exercise Price: $135.00	2,498,000	6,200
	Total Written Option (Premium received $149,399)		150,125

The accompanying notes are an integral part of this Schedule of Options Written

INVESTMENT VALUATION (Unaudited)

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of December 31, 2019, the Fund did not hold fair valued securities.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at December 31, 2019

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of December 31, 2019. These assets are measured on a recurring basis.

Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$541,012,060	-	-	$541,012,060
REITs	15,196,822	-	-	15,196,822
Convertible Bonds	-	13,244,245	-	13,244,245
Corporate Bonds	-	9,769,659	-	9,769,659
Short Term Investment	10,666,161	-	-	10,666,161
Total*	$566,875,043	$23,013,904	$-	$589,888,947
Written Options	$143,925	6,200	-	$150,125

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended December 31, 2019.

FOREIGN CURRENCY TRANSLATION
Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both ﬁnancial reporting and tax purposes.

PURCHASED AND WRITTEN OPTIONS CONTRACTS
The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund did not hold purchased call options, but did hold written call options as of December 31, 2019. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Fund did not hold any purchased or written put options as of December 31, 2019.  The premium that a Fund pays when purchasing an option or receives when writing an option will reﬂect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a speciﬁed amount of a security at a ﬁxed price (the exercise price) during a speciﬁed period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  Exchange traded options are valued at the composite price, using the National Best Bid and Oﬀer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Speciﬁcally, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Fund’ fair valuation guidelines.  The Fund may use options with the objective to generate income as a non-principal investment strategy. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.